Related-party Transactions - Summary of Total Compensation of Key Management (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Short-term employee benefits (salaries and bonuses)		€ 3,473	€ 3,341
Post-employment benefits		74	43
Share-based payments		4,974	5,267
Total		8,521	8,651
Key management [member]
Disclosure of transactions between related parties [line items]
Short-term employee benefits (salaries and bonuses)	€ 3,454	3,473	3,341
Post-employment benefits	62	74	43
Share-based payments	6,386	4,700	4,997
Total	€ 9,902	€ 8,247	€ 8,381